Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties	Transactions with Related Parties
A. The Managers

The Company enters from time to time into management agreements with the Managers for the provision of executive officers and management services to vessel-owning Subsidiaries. Pursuant to the management agreements, the vessel-owning Subsidiaries enter into separate ship management agreements with either one of the Managers under which chartering, operations, technical and accounting services are provided to the vessels. Pursuant to the management agreements, the Subsidiaries that have entered into agreements to acquire newbuild vessels are required to enter into supervision agreements with either one of the Managers. The Managers under these agreements receive fees, (the “Fees”), comprised of ship management fees, (the “Ship Management Fees”), supervision fees, (the “Supervision Fees”) and sale and purchase commissions, (the “Commissions”). The Managers are both related parties that are controlled by Polys Hajioannou.

On May 29, 2018, following the expiration of the old management agreements, Safe Bulkers signed new management agreements with the Managers (the “Management Agreements”). The Management Agreements have an initial term of three years expiring on May 28, 2021 and can be extended for two additional terms of three years each. The fees provided by the Management Agreements are fixed until May 29, 2021 and upon mutual agreement with the Managers, can be adjusted for a subsequent term of three years each time on May 29, 2021 and May 29, 2024.

In accordance with the Management Agreements, the Managers receive:

•Ship Management Fees comprised of a daily ship management fee of €875 per vessel, payable monthly in arrears to the respective Manager and an annual ship management fee of €3,000,000 payable quarterly in arrears to only one of the Managers;
•Supervision Fees of $550 with respect to each newbuild for the services rendered by one of the Managers under the supervision agreement of which 50% is payable upon the signing of the relevant supervision agreement, and 50% is payable upon successful completion of the sea trials of each newbuild; and
•Commissions equal to 1.00% calculated on the price set forth in the memorandum of agreement or other sale and purchase newbuild contract, or any other vessel bought or sold by the Company, payable upon final delivery of such vessel to the relevant purchaser. No commissions are charged on sale and lease back transactions.

For the period starting January 1, 2017 to May 28, 2018 the old management agreements provided for Ship Management Fees of $0.975 per day per vessel, Supervision Fees and Commissions were in line with those noted above.

The Ship Management Fees are recorded in Management Fees to Related Parties within General and Administrative Expenses (refer to Note 15). The Commissions on purchase of newbuilds or second-hand vessels and the Supervision Fees are recorded in Advances for vessels (refer to Note 5). The Commissions on sale are recorded in Gain or Loss on sale of assets, as the case may be.
Amounts due from Manager under the management agreements were $558 and $48 as of December 31, 2019 and December 31, 2020, respectively. Amounts due to Manager under the management agreements were $9 and $0 as of December 31, 2019 and December 31, 2020, respectively.

The Fees charged by our Managers comprised the following:

	Year Ended December 31,
	2018	2019	2020
Ship Management Fees	$16,536	$18,050	$18,884
Supervision Fees	275	275	275
Commissions	586	—	330

B. Credit Facilities and Interest Rate Swap Facility

During 2020, Lofou entered into a credit facility (refer to Note 7) with a financial institution for an amount up to $20,000, which will be available for drawing in 2022 upon delivery to Lofou of the newbuild vessel that will secure such credit facility. The Company agreed with the same financial institution the increase of the available amount by $10,000 and the extension of the tenor by up to two years of an existing revolving credit facility that had been signed in 2019 for an original amount of $20,000.
During 2020, the Company entered into an interest rate swap facility with the same financial institution, for a notional amount of up to $80,000. One of the independent members of the board of directors of the Company currently serves as the Chief Executive Officer of this financial institution. The transactions were evaluated and approved by the board of directors of the Company excluding that independent member of the board of directors of the Company.

C. Principal Executive Office Lease
The Company leases office space from a company controlled by Polys Hajioannou, at Apt. D11, Les Acanthes, 6, Avenue des Citronniers, MC98000 Monaco, where our principal executive office is established. The office space lease contract is for the period until February 2023 with an annual lease payment in the amount of EUR 63,000 equivalent to $76 as of December 31, 2020, and is recorded in “General and administrative expenses” in the Consolidated Statements of Operations.